Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade accounts payable [Line Items]
Trade accounts payable	R$ 5,951,839	R$ 6,033,285
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	5,951,839	6,033,285
Foreign | Third party
Trade accounts payable [Line Items]
Trade accounts payable	1,549,258	1,350,763
Domestic (Brazil) | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,397,941	4,681,065
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	465,879	555,063
Domestic (Brazil) | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 4,640	R$ 1,457